Average Annual Total Returns	0 Months Ended
Feb. 01, 2013
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Capital Builder Fund) | Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.24%
5 Years	4.01%
10 Years	8.30%
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Capital Builder Fund) | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.44%
5 Years	9.90%
10 Years	10.23%
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Capital Builder Fund) | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	1.92%
10 Years	7.52%
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Capital Builder Fund) | Class A
Average Annual Return:
1 Year	6.56%
5 Years	(1.06%)
10 Years	3.73%
Inception Date of Share Class	Jan. 20, 1998
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Capital Builder Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	5.61%
5 Years	(0.64%)
10 Years	3.35%
Inception Date of Share Class	Jan. 20, 1998
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Capital Builder Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.23%
5 Years	(0.02%)
10 Years	3.35%
Inception Date of Share Class	Jan. 20, 1998
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Capital Builder Fund) | Class B
Average Annual Return:
1 Year	7.46%
5 Years	(0.84%)
10 Years	3.86%
Inception Date of Share Class	Sep. 11, 1935
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Capital Builder Fund) | Class C
Average Annual Return:
1 Year	11.40%
5 Years	(0.60%)
10 Years	3.59%
Inception Date of Share Class	Jan. 22, 1998
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Income Builder Fund) | Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.75%
5 Years	8.00%
10 Years	9.66%
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Income Builder Fund) | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.44%
5 Years	9.90%
10 Years	10.23%
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Income Builder Fund) | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	1.92%
10 Years	7.52%
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Income Builder Fund) | Class A
Average Annual Return:
1 Year	7.75%
5 Years	3.81%
10 Years	4.87%
Inception Date of Share Class	Apr. 14, 1987
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Income Builder Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	6.02%
5 Years	1.97%
10 Years	2.95%
Inception Date of Share Class	Apr. 14, 1987
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Income Builder Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.97%
5 Years	2.11%
10 Years	2.99%
Inception Date of Share Class	Apr. 14, 1987
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Income Builder Fund) | Class B
Average Annual Return:
1 Year	8.43%
5 Years	3.94%
10 Years	4.97%
Inception Date of Share Class	Feb. 01, 1993
(WFA Allocation Funds - Retail) | (Wells Fargo Diversified Income Builder Fund) | Class C
Average Annual Return:
1 Year	12.44%
5 Years	4.27%
10 Years	4.73%
Inception Date of Share Class	Feb. 01, 1993
(WFA Allocation Funds - Retail) | (Wells Fargo Index Asset Allocation Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(WFA Allocation Funds - Retail) | (Wells Fargo Index Asset Allocation Fund) | Index Asset Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	11.36%
5 Years	5.86%
10 Years	8.07%
(WFA Allocation Funds - Retail) | (Wells Fargo Index Asset Allocation Fund) | Barclays U.S. Treasury 20+ Year Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.36%
5 Years	9.72%
10 Years	7.85%
(WFA Allocation Funds - Retail) | (Wells Fargo Index Asset Allocation Fund) | Class A
Average Annual Return:
1 Year	6.26%
5 Years	0.89%
10 Years	5.80%
Inception Date of Share Class	Nov. 13, 1986
(WFA Allocation Funds - Retail) | (Wells Fargo Index Asset Allocation Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	5.73%
5 Years	0.50%
10 Years	4.98%
Inception Date of Share Class	Nov. 13, 1986
(WFA Allocation Funds - Retail) | (Wells Fargo Index Asset Allocation Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.06%
5 Years	0.59%
10 Years	4.66%
Inception Date of Share Class	Nov. 13, 1986
(WFA Allocation Funds - Retail) | (Wells Fargo Index Asset Allocation Fund) | Class B
Average Annual Return:
1 Year	6.92%
5 Years	0.95%
10 Years	5.88%
Inception Date of Share Class	Jan. 01, 1995
(WFA Allocation Funds - Retail) | (Wells Fargo Index Asset Allocation Fund) | Class C
Average Annual Return:
1 Year	10.94%
5 Years	1.35%
10 Years	5.64%
Inception Date of Share Class	Apr. 01, 1998
(WFA Allocation Funds - Administrator) | (Wells Fargo Diversified Capital Builder Fund) | Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.24%
5 Years	4.01%
10 Years	8.30%
(WFA Allocation Funds - Administrator) | (Wells Fargo Diversified Capital Builder Fund) | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.44%
5 Years	9.90%
10 Years	10.23%
(WFA Allocation Funds - Administrator) | (Wells Fargo Diversified Capital Builder Fund) | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	1.92%
10 Years	7.52%
(WFA Allocation Funds - Administrator) | (Wells Fargo Diversified Capital Builder Fund) | Administrator Class
Average Annual Return:
1 Year	13.54%
5 Years	0.30%
10 Years	4.49%
Inception Date of Share Class	Jul. 30, 2010
(WFA Allocation Funds - Administrator) | (Wells Fargo Diversified Capital Builder Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	12.42%
5 Years	0.60%
10 Years	4.02%
Inception Date of Share Class	Jul. 30, 2010
(WFA Allocation Funds - Administrator) | (Wells Fargo Diversified Capital Builder Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.76%
5 Years	1.04%
10 Years	3.96%
Inception Date of Share Class	Jul. 30, 2010
(WFA Allocation Funds - Administrator) | (Wells Fargo Diversified Income Builder Fund) | Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.75%
5 Years	8.00%
10 Years	9.66%
(WFA Allocation Funds - Administrator) | (Wells Fargo Diversified Income Builder Fund) | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.44%
5 Years	9.90%
10 Years	10.23%
(WFA Allocation Funds - Administrator) | (Wells Fargo Diversified Income Builder Fund) | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	1.92%
10 Years	7.52%
(WFA Allocation Funds - Administrator) | (Wells Fargo Diversified Income Builder Fund) | Administrator Class
Average Annual Return:
1 Year	14.49%
5 Years	5.15%
10 Years	5.59%
Inception Date of Share Class	Jul. 30, 2010
(WFA Allocation Funds - Administrator) | (Wells Fargo Diversified Income Builder Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	12.58%
5 Years	3.21%
10 Years	3.56%
Inception Date of Share Class	Jul. 30, 2010
(WFA Allocation Funds - Administrator) | (Wells Fargo Diversified Income Builder Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.35%
5 Years	3.20%
10 Years	3.56%
Inception Date of Share Class	Jul. 30, 2010
(WFA Allocation Funds - Administrator) | (Wells Fargo Index Asset Allocation Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(WFA Allocation Funds - Administrator) | (Wells Fargo Index Asset Allocation Fund) | Index Asset Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	11.36%
5 Years	5.86%
10 Years	8.07%
(WFA Allocation Funds - Administrator) | (Wells Fargo Index Asset Allocation Fund) | Barclays U.S. Treasury 20+ Year Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.36%
5 Years	9.72%
10 Years	7.85%
(WFA Allocation Funds - Administrator) | (Wells Fargo Index Asset Allocation Fund) | Administrator Class
Average Annual Return:
1 Year	13.03%
5 Years	2.36%
10 Years	6.71%
Inception Date of Share Class	Nov. 08, 1999
(WFA Allocation Funds - Administrator) | (Wells Fargo Index Asset Allocation Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	12.36%
5 Years	1.90%
10 Years	5.81%
Inception Date of Share Class	Nov. 08, 1999
(WFA Allocation Funds - Administrator) | (Wells Fargo Index Asset Allocation Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.46%
5 Years	1.81%
10 Years	5.43%
Inception Date of Share Class	Nov. 08, 1999
(WFA Allocation Funds - Institutional) | (Wells Fargo Diversified Capital Builder Fund) | Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.24%
5 Years	4.01%
10 Years	8.30%
(WFA Allocation Funds - Institutional) | (Wells Fargo Diversified Capital Builder Fund) | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.44%
5 Years	9.90%
10 Years	10.23%
(WFA Allocation Funds - Institutional) | (Wells Fargo Diversified Capital Builder Fund) | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	1.92%
10 Years	7.52%
(WFA Allocation Funds - Institutional) | (Wells Fargo Diversified Capital Builder Fund) | Institutional Class
Average Annual Return:
1 Year	13.81%
5 Years	0.49%
10 Years	4.68%
Inception Date of Share Class	Jan. 26, 1998
(WFA Allocation Funds - Institutional) | (Wells Fargo Diversified Capital Builder Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	12.63%
5 Years	0.74%
10 Years	4.18%
Inception Date of Share Class	Jan. 26, 1998
(WFA Allocation Funds - Institutional) | (Wells Fargo Diversified Capital Builder Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.94%
5 Years	1.18%
10 Years	4.12%
Inception Date of Share Class	Jan. 26, 1998
(WFA Allocation Funds - Institutional) | (Wells Fargo Diversified Income Builder Fund) | Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.75%
5 Years	8.00%
10 Years	9.66%
(WFA Allocation Funds - Institutional) | (Wells Fargo Diversified Income Builder Fund) | BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.44%
5 Years	9.90%
10 Years	10.23%
(WFA Allocation Funds - Institutional) | (Wells Fargo Diversified Income Builder Fund) | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	1.92%
10 Years	7.52%
(WFA Allocation Funds - Institutional) | (Wells Fargo Diversified Income Builder Fund) | Institutional Class
Average Annual Return:
1 Year	14.74%
5 Years	5.32%
10 Years	5.77%
Inception Date of Share Class	Jan. 13, 1997
(WFA Allocation Funds - Institutional) | (Wells Fargo Diversified Income Builder Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	12.74%
5 Years	3.34%
10 Years	3.72%
Inception Date of Share Class	Jan. 13, 1997
(WFA Allocation Funds - Institutional) | (Wells Fargo Diversified Income Builder Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.50%
5 Years	3.32%
10 Years	3.70%
Inception Date of Share Class	Jan. 13, 1997